CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2013
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

        Cash and cash equivalents as of December 31, 2013 and 2012 comprised the following:

	December 31,
	2013	2012
Ruble current accounts	5,900	7,401
Ruble deposit accounts	14,215	3,550
U.S. Dollar current accounts	1,336	1,261
U.S. Dollar deposit accounts	7,503	1,519
Euro current accounts	395	5,061
Euro deposit accounts	136	—
Hryvna current accounts	87	266
Hryvna deposit accounts	276	2,343
Uzbek som current accounts	—	363
Turkmenian manat current accounts	697	175
Armenian dram current accounts	67	75

Total cash and cash equivalents	30,612	22,014